Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Dec. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2016